Risk Management (Details) - Schedule of mortage and other loan - Stage 2 [Member]	12 Months Ended
Dec. 31, 2022
Mortgages [member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Mortgages	28.41%
Mortgages [member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Other loans	36.05%
Revolving Credit Cards [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Revolving (Credit cards)	11.28%
Overall monitornig SME [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, SME	36.05%
Other commercial, SME	Clients considered to be substandard or in incompliance (pre-legal action)
Corporate Corporate SME [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, SME	19.60%
Corporate loans, SME	Clients considered to be substandard or in incompliance (pre-legal action)
Corporate Middle market [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, Middle market	13.26%
Corporate loans, Middle market	Clients considered to be substandard or in incompliance (pre-legal action)
Corporate Corporate and Investment Banking [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, Corporate and Investment Banking	Santander Group criteria
Irregular portfolio > 30 days [Member] | Mortgages [member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Mortgages	Irregular portfolio > 30 days
Irregular portfolio > 30 days [Member] | Revolving Credit Cards [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Revolving (Credit cards)	Irregular portfolio > 30 days
Irregular portfolio > 30 days [Member] | Overall monitornig SME [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, SME	Irregular portfolio > 30 days
Irregular portfolio > 30 days [Member] | Corporate Corporate SME [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, SME	Irregular portfolio > 30 days
Irregular portfolio > 30 days [Member] | Corporate Middle market [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, Middle market	Irregular portfolio > 30 days
Restructured marked for monitoring [Member] | Mortgages [member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Mortgages	Restructured marked for monitoring
Restructured marked for monitoring [Member] | Revolving Credit Cards [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, Revolving (Credit cards)	Restructured marked for monitoring
Restructured marked for monitoring [Member] | Overall monitornig SME [Member] | Collective Marks [Member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Other commercial, SME	Restructured marked for monitoring
Restructured marked for monitoring [Member] | Corporate Corporate SME [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, SME	Restructured marked for monitoring
Restructured marked for monitoring [Member] | Corporate Middle market [Member] | Expected credit losses individually assessed [member]
Risk Management (Details) - Schedule of mortage and other loan [Line Items]
Corporate loans, Middle market	Restructured marked for monitoring